Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings [member]	Reserves [Member]	Attributable to owners of the Controlling Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2016	₩ 13,462,388	₩ 1,789,079	₩ 2,251,113	₩ 9,004,283	₩ (88,478)	₩ 12,955,997	₩ 506,391
Total comprehensive income (loss) for the year
Profit (loss) for the year	1,937,052			1,802,756		1,802,756	134,296
Other comprehensive income (loss)
Other comprehensive income (loss)	(237,393)			(6,560)	(199,802)	(206,362)	(31,031)
Total comprehensive income (loss) for the year	1,699,659			1,796,196	(199,802)	1,596,394	103,265
Dividends to share holders	(178,908)			(178,908)		(178,908)
Subsidiaries' dividends distributed to non-controlling interests	(5,929)						(5,929)
Capital contribution from non-controlling interests	4,300						4,300
Ending Balance at Dec. 31, 2017	14,981,510	1,789,079	2,251,113	10,621,571	(288,280)	14,373,483	608,027
Total comprehensive income (loss) for the year
Profit (loss) for the year	(179,443)			(207,239)		(207,239)	27,796
Other comprehensive income (loss)
Other comprehensive income (loss)	(15,409)			4,541	(12,688)	(8,147)	(7,262)
Total comprehensive income (loss) for the year	(194,852)			(202,698)	(12,688)	(215,386)	20,534
Dividends to share holders	(178,908)			(178,908)		(178,908)
Subsidiaries' dividends distributed to non-controlling interests	(53,107)						(53,107)
Capital contribution from non-controlling interests	331,603						331,603
Ending Balance at Dec. 31, 2018	14,886,246	1,789,079	2,251,113	10,239,965	(300,968)	13,979,189	907,057
Total comprehensive income (loss) for the year
Profit (loss) for the year	(2,872,078)			(2,829,705)		(2,829,705)	(42,373)
Other comprehensive income (loss)
Other comprehensive income (loss)	204,258			93,643	99,114	192,757	11,501
Total comprehensive income (loss) for the year	(2,667,820)			(2,736,062)	99,114	(2,636,948)	(30,872)
Subsidiaries' dividends distributed to non-controlling interests	(6,541)						(6,541)
Capital contribution from non-controlling interests	276,396			(591)	(1,167)	(1,758)	278,154
Ending Balance at Dec. 31, 2019	₩ 12,488,281	₩ 1,789,079	₩ 2,251,113	₩ 7,503,312	₩ (203,021)	₩ 11,340,483	₩ 1,147,798